Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Year-end value of $100 invested on 12/31/2020 in:
Year	Summary Compensation Table Total for CEO(1) $	Compensation Actually Paid to CEO(2) $	Average Summary Compensation Table Total for Non-CEO NEOs(3) $	Average Compensation Actually Paid to Non-CEO NEOs(2) (3) $	RIGL(4) $	NASDAQ Biotechnology Index(4) $	Net Income (Loss) (in millions) $	Total Revenue (in millions) $
2025	4,658,805	8,675,148	1,813,423	3,052,463	122.37	119.92	367.0	294.3
2024	2,998,688	5,068,841	1,301,566	1,710,967	48.06	90.58	17.5	179.3
2023	3,440,790	2,061,002	1,077,527	671,460	41.43	91.84	(25.1)	116.9
2022	2,864,120	1,465,142	1,232,862	872,422	42.86	88.53	(58.6)	120.2
2021	3,428,041	866,863	1,252,576	647,412	75.71	99.37	(17.9)	149.2

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote	(1)Raul Rodriguez has been the CEO of the Company since November 2014 and has been its president since May 2010.
(3)Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Dean Schorno, Raymond Furey, David Santos and Lisa Rojkjaer
2024: Dean Schorno, Raymond Furey, David Santos and Lisa Rojkjaer
2023: Dean Schorno, Wolfgang Dummer (Dr. Dummer resigned from Rigel in March 2023), David Santos and Raymond Furey
2022: Dean Schorno, Dolly Vance (Ms. Vance retired from Rigel in October 2022), Wolfgang Dummer, David Santos, and Raymond Furey
	2021: Dean Schorno, Dolly Vance, Wolfgang Dummer, and David Santos
Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 as of December 31, 2020, and the reinvestment of all dividends are assumed. The TSR peer group consists of the NASDAQ Biotechnology Index, the same peer group used in our Annual Report.
PEO Total Compensation Amount	$ 4,658,805	$ 2,998,688	$ 3,440,790	$ 2,864,120	$ 3,428,041
PEO Actually Paid Compensation Amount	$ 8,675,148	5,068,841	2,061,002	1,465,142	866,863
Adjustment To PEO Compensation, Footnote
(2)Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	CEO
	2025	2024	2023	2022	2021
	($)	($)	($)	($)	($)
Total Compensation from Summary Compensation Table	4,658,805	2,998,688	3,440,790	2,864,120	3,428,041
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,192,896)	(1,683,160)	(2,267,280)	(1,771,120)	(2,448,705)
Year-end fair value of unvested awards granted in the current year	3,335,754	1,788,710	1,217,867	795,491	578,006
Year-over-year difference of year-end fair values for unvested awards granted in prior years	2,121,217	554,321	(427,053)	(184,265)	(950,857)
Fair values at vest date for awards granted and vested in current year	1,331,815	551,249	114,948	260,343	269,958
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	420,453	859,033	(18,270)	(499,427)	(9,580)
Forfeitures during the current year equal to prior year-end fair value	-	-	-	-	-
Total Adjustments for Equity Awards	4,016,343	2,070,153	(1,379,788)	(1,398,978)	(2,561,178)
Compensation Actually Paid (as calculated)	8,675,148	5,068,841	2,061,002	1,465,142	866,863

Non-PEO NEO Average Total Compensation Amount	$ 1,813,423	1,301,566	1,077,527	1,232,862	1,252,576
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,052,463	1,710,967	671,460	872,422	647,412
Adjustment to Non-PEO NEO Compensation Footnote	(2)Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	Average Non-CEO NEOs
	2025	2024	2023	2022	2021
	($)	($)	($)	($)	($)
Total Compensation from Summary Compensation Table	1,813,423	1,301,566	1,077,527	1,232,862	1,252,576
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(966,279)	(537,416)	(384,280)	(541,865)	(583,025)
Year-end fair value of unvested awards granted in the current year	1,199,979	563,100	144,805	248,969	137,627
Year-over-year difference of year-end fair values for unvested awards granted in prior years	573,870	107,735	(144,445)	(35,496)	(221,116)
Fair values at vest date for awards granted and vested in current year	310,626	163,278	13,649	44,372	64,268
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	120,844	112,704	(9,756)	(76,420)	(2,918)
Forfeitures during the current year equal to prior year-end fair value	-	-	(26,040)	-	-
Total Adjustments for Equity Awards	1,239,040	409,401	(406,067)	(360,440)	(605,164)
Compensation Actually Paid (as calculated)	3,052,463	1,710,967	671,460	872,422	647,412

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP and Total Revenue
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table
Tabular List of Performance Measures
As noted in the CD&A, for 2025, the principal incentive elements in the Company’s executive compensation program were delivered in the form of annual incentives and equity awards. As is the case with many companies in the biotechnology industry, the Company’s annual incentive objectives are generally tied to the Company’s strategic and operational goals rather than financial goals. The following is a list of performance measures, which in the Company’s assessment represents the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2025:
•U.S. Net Product Sales (2025 Cash Plan and 2026 Performance-Based Options
•Expansion of clinical pipeline (clinical trials, corporate development via acquisition and/or licensing) (2025 Cash Plan)
•Operating Expenses
•Adjusted EBITDA (2025 Cash Plan)
•Total Revenues*
	*While not a direct component of the Company’s executive compensation program, revenue is included due to its reflection of the growth of our product sales. To measure growth in our product sales, a performance metric used under our annual incentive compensation program, we have identified revenue as our Company-Selected Measure which we believe reflects how well we have executed against our objective with respect to growth in our product sales.
Total Shareholder Return Amount	$ 122.37	48.06	41.43	42.86	75.71
Peer Group Total Shareholder Return Amount	119.92	90.58	91.84	88.53	99.37
Net Income (Loss)	$ 367,000,000.0	$ 17,500,000	$ (25,100,000)	$ (58,600,000)	$ (17,900,000)
Company Selected Measure Amount	294,300,000	179,300,000	116,900,000	120,200,000	149,200,000
PEO Name	Raul Rodriguez	Raul Rodriguez	Raul Rodriguez	Raul Rodriguez	Raul Rodriguez
Measure:: 1
Pay vs Performance Disclosure
Name	U.S. Net Product Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Expansion of clinical pipeline
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Expenses
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 6
Pay vs Performance Disclosure
Name	Total Revenues
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,016,343	$ 2,070,153	$ (1,379,788)	$ (1,398,978)	$ (2,561,178)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,192,896)	(1,683,160)	(2,267,280)	(1,771,120)	(2,448,705)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,335,754	1,788,710	1,217,867	795,491	578,006
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,121,217	554,321	(427,053)	(184,265)	(950,857)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,331,815	551,249	114,948	260,343	269,958
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	420,453	859,033	(18,270)	(499,427)	(9,580)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,239,040	409,401	(406,067)	(360,440)	(605,164)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(966,279)	(537,416)	(384,280)	(541,865)	(583,025)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,199,979	563,100	144,805	248,969	137,627
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	573,870	107,735	(144,445)	(35,496)	(221,116)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	310,626	163,278	13,649	44,372	64,268
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,844	112,704	(9,756)	(76,420)	(2,918)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (26,040)	$ 0	$ 0